Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net Loss	$ (3,808)	$ (1,170,812)
Adjustments for non-cash items:
Depreciation and amortization	63,547	63,423
Unrealized foreign exchange (gain) / loss	(5,598)	2,364
Deferred tax expense / (benefit)	7,782	(49,601)
Interest expense, net	8,563	11,202
Share-based compensation	7,216	13,970
Other income, net	(3,189)	(1,815)
Impairment expense on goodwill and intangible assets	82	1,205,731
Allowance for credit losses and other	3,923	5,888
Non-cash lease expense	2,243	2,269
Movements in working capital:
Accounts receivable, net	(12,766)	(14,529)
Prepaid expenses, other current assets and related party receivables	(11,947)	(5,151)
Settlement receivables, net	38,223	22,447
Accounts payable and other liabilities	(15,752)	(1,189)
Funds payable and amounts due to customers	(177,198)	418,944
Income tax payable	(20,282)	707
Net cash flows (used in) / provided by operating activities	(118,961)	503,848
Cash flows from investing activities
Purchase of property, plant & equipment	(2,732)	(650)
Purchase of merchant portfolios	(4,399)	(10,364)
Purchase of other intangible assets	(27,636)	(19,989)
Acquisition of businesses, net of cash acquired	0	(424,722)
Receipts under derivative financial instruments, net	2,224	0
Net cash flows used in investing activities	(32,543)	(455,725)
Cash flows from financing activities
Cash settled equity awards	(484)	(154)
Proceeds from exercise of warrants	0	3
Repurchases of shares withheld for taxes	(3,690)	0
Repurchases of borrowings	(57,386)	0
Proceeds from loans and borrowings	25,781	50,000
Repayment of loans and borrowings	(13,329)	(60,885)
Payment of debt issuance costs	0	(6,261)
Proceeds under line of credit	225,000	150,000
Repayments under line of credit	(225,000)	(150,000)
Contingent consideration paid	(6,475)	(1,436)
Net cash flows used in financing activities	(55,583)	(18,733)
Effect of foreign exchange rate changes	20,379	(31,068)
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(186,708)	(1,678)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	2,127,195	1,971,718
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,940,487	1,970,040
Supplemental cash flow disclosures:
Cash paid for interest	28,893	14,754
Cash paid for Income taxes, net	16,379	5,480
Cash and cash equivalents	221,687	258,046
Customer accounts and other restricted cash, net	1,718,800	1,711,994
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 1,940,487	$ 1,970,040